Post-employment Benefits - Summary of Amount Recognised as Accumulated Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [abstract]
Accumulated at the initial of the year	R$ 252,473	R$ 116,430
Actuarial (gain) loss arising from financial assumptions	(7,865)	94,070
Actuarial (gain) loss arising from experience adjustment	(1,845)	51,124
Earnings on assets greater than discount rate	(16,634)	(9,151)
Accumulated at the end of the year	R$ 226,129	R$ 252,473